RELATED PARTY TRANSACTIONS (Related Party Leasing and Service Contracts) (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2022 USD ($) shares	Dec. 31, 2019 carrier shares	Feb. 29, 2016 shares	Jun. 30, 2015 USD ($) vessel shares	Dec. 31, 2022 USD ($) carrier tanker vessel shares	Dec. 31, 2021 USD ($) carrier vessel drillingRig shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) carrier	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Short-term maturities in credit loss provisions					$ 14,688,000
Time charter rate for VLCCs from July 1, 2015 onwards				$ 20,000
Time charter rate for Suezmax tankers from July 1, 2015 onwards				$ 15,000
Interest income – related parties, long term loans to associated companies					$ 4,563,000	$ 6,921,000	$ 11,925,000
Number of capesize drybulk carriers owned | carrier					8
Profit sharing percent of earnings from Frontline from July 1, 2015 onwards					50.00%
Due from related parties					$ 4,392,000	$ 8,557,000
Number of container vessels owned | vessel					32
Front Force and Front Energy
Related Party Transaction [Line Items]
Gain on sale of vessels					$ 1,500,000
Frontline Charterers
Related Party Transaction [Line Items]
Number of container vessels owned | vessel					2
Common stock - Frontline Ltd
Related Party Transaction [Line Items]
Number of shares sold (in shares) | shares							2,000,000
Forward contract to repurchase shares (shares) | shares	1,400,000	3,400,000			1,400,000	1,400,000
Aggregate debt amount									$ (36,800,000)
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Reverse stock split (in shares) | shares			0.20
Common Stock - Frontline Ltd
Related Party Transaction [Line Items]
Forward contract to repurchase shares (shares) | shares	1,400,000						1,400,000
Forward contract to repurchase shares					$ 16,700,000	$ 16,400,000	$ 16,700,000
Aggregate debt amount	$ (15,600,000)				0	(15,600,000)
Interest income – related parties, long term loans to associated companies					4,600,000
Frontline
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares				55,000,000
Frontline Charterers
Related Party Transaction [Line Items]
Direct financing lease following the sale of River Box						69,800,000
Short-term maturities in credit loss provisions						$ 6,500,000
Assets accounted for as direct financing leases and leased to related parties | vessel				17		2
Due to related parties					1,800,000	$ 1,300,000
Frontline Shipping
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable					$ 4,500,000
Golden Ocean
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier					8
Property subject to or available for operating lease, number of units | carrier						8
Operating lease, right-of-use asset					$ 162,100,000	$ 181,300,000
Number of capesize drybulk carriers financed | carrier		7						7
Number of capesize drybulk carriers owned | carrier		8						8
Finance lease per vessel								$ 2,500,000
Increase in charter hire per day								$ 1,535,000
Number of dry bulk carriers operating on time-charters | carrier					8
Related party transactions profit share of earnings on lease vessels received from related party					33.00%
Due from related parties					$ 374,000	4,453,000
Seadrill
Related Party Transaction [Line Items]
Operating lease, right-of-use asset						$ 599,300,000
Number of leased drilling rigs under operating lease | drillingRig						2
Due from related parties					0	$ 3,643,000
Frontline reverse stock split | Frontline
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares			11,000,000
Frontline
Related Party Transaction [Line Items]
Due from related parties					3,900,000	$ 3,600,000
Frontline Management
Related Party Transaction [Line Items]
Management/operating fee per day					$ 150
Number of container vessels operating on time charter, subcontracted to related party | vessel					23
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier					7
Number of suezmax tankers operating on time charter, subcontracted to related party | tanker					9
Number of car carriers operating on time charter, subcontracted to related party | carrier					3
Number of product tankers operating on time charter, sub contracted to related party | tanker					6
Number of chemical tankers operating on time charter, sub contracted to related party | tanker					2
Frontline Management | Vessels Leased to Frontline Charterers
Related Party Transaction [Line Items]
Management/operating fee per day					$ 9,000
Golden Ocean Management | Golden Ocean
Related Party Transaction [Line Items]
Management/operating fee per day					$ 7,000